Related Party Transactions (Details) - Schedule of loans to and from related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans to related parties [Member]
Related Party Transactions (Details) - Schedule of loans to and from related parties [Line Items]
Beginning Balance	$ 304	$ 499	$ 542
Loans advanced			289
Loan repayments received	(28)	(195)	(332)
Ending Balance	276	304	499
Loans from related parties [Member]
Related Party Transactions (Details) - Schedule of loans to and from related parties [Line Items]
Beginning Balance	15,844	20,963	24,557
Loans advanced		32
Loan repayments received	(9,154)	(5,856)	(4,570)
Interest accrued	425	705	976
Ending Balance	$ 7,115	$ 15,844	$ 20,963